Finance receivables, net - Components of Finance Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Finance receivables, gross	€ 2,122.5	€ 994.4
Unearned interest	(11.5)	(8.8)
Finance receivables, net	2,111.0	985.6
Current portion of finance receivables, gross	1,716.1	568.4
Current portion of unearned interest	(5.6)	(3.9)
Non-current portion of finance receivables, net	€ 400.5	€ 421.1